ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C
The Commodore Helmsman®
Individual Flexible Premium Deferred Annuities
Supplement Dated May 1, 2011 to Prospectus Dated May 1, 2010
The information set out below supplements the May 1, 2010 prospectus of
The Commodore Helmsman variable annuity contract.
2011 New Information and Corrections
The information set out in the three sections below provides you with new information and corrections to the May 1, 2010 prospectus.
Portfolio Information Update
•	On May 1, 2011 or as soon as practical after that date, Invesco V.I. Financial Services Fund (the “Target Fund”) will be acquired by the Invesco V.I. Dividend Growth Fund (the “Acquiring Fund”). Shareholders will receive the same class of shares of the Acquiring Fund in exchange for their shares of the Target Fund, and the Target Fund will liquidate and cease operations.

•	On May 1, 2011 or as soon as practical after that date, Invesco Van Kampen V.I. Value Portfolio (the “Target Fund”) will be acquired by Invesco Van Kampen V.I. Comstock Fund (the “Acquiring Fund”). Shareholders will receive the same class of shares of the Acquiring Fund in exchange for their shares of the Target Fund, and the Target Fund will liquidate and cease operations.

•	Effective April 30, 2011, Oppenheimer Main Street Small Cap Fund/VA changed its name to Oppenheimer Main Street Small- & Mid-Cap Fund®/VA.
Our New Street Address
Our home office and the business address of our principal underwriter, Great American Advisors®, Inc., is 301 East Fourth Street, Cincinnati OH 45202-4201.
Corrections
The Invesco Van Kampen V.I. Midcap Value Fund is incorrectly listed in the May 1, 2010 prospectus as the Invesco Van Kampen V.I. U.S. Midcap Value Portfolio.
In the Distribution of Variable Annuity Contracts section of the May 1, 2010 prospectus, we inadvertently referred to the Financial Industry Regulatory Authority by its former name (National Association of Securities Dealers, Inc.).
Florida Residents: The prospectus supplement dated January 1, 2010 that discusses the allocation of Purchase Payments during the right to cancel period does not apply to your Contract.

2011 Replacement Text
Each section below replaces in its entirety the corresponding section or paragraphs in the May 1, 2010 prospectus.
Table C: Total Annual Portfolio Operating Expenses (Replacement Text)
This table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses are deducted from Portfolio assets, and include management fees, distribution and service (12b-1) fees, acquired fund fees and expenses, and other expenses. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.
Maximum Portfolio Operating Expenses
2.27%
Minimum Portfolio Operating Expenses
0.52%
The minimum expenses are the expenses of the Dreyfus Stock Index Fund. The maximum expenses are the expenses of the Neuberger Berman AMT Guardian Portfolio.
The information about Portfolio expenses that we used to prepare this table was provided to us by the Portfolios. We have not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2010. Actual expenses of a Portfolio in future years may be higher or lower.
Examples (Replacement Text)
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses, the annual Contract expenses, and Portfolio fees and expenses. By comparing the costs shown in the tables below for each example, you can see the impact of contingent deferred sales charges on your costs.
Example 1: Contract with Maximum Fund Operating Expenses
•	You invest $10,000 in a Contract for the time periods indicated and your investment has a 5% annual return.

•	The annual contract maintenance fee ($30), the Separate Account annual expenses (1.40%), and the maximum Portfolio expenses (2.27%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$1,105	$1,987	$2,775	$5,281

We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$405	$1,287	$2,275	$5,281
Example 2: Contract with Minimum Fund Operating Expenses
•	You invest $10,000 in a Contract for the time periods indicated and your investment has a 5% annual return.

•	The annual contract maintenance fee ($30), the Separate Account annual expenses (1.40%), and the minimum Portfolio expenses (0.52%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$929	$1,437	$1,821	$3,175

We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$229	$737	$1,321	$3,175

Example 3: Contract with Optional Guaranteed Minimum Income Benefit Endorsement, Optional Earnings Enhancement Benefit Rider, Optional Enhanced Death Benefit Rider (“Optional Features”), and Maximum Fund Operating Expenses
This example applies only to Contracts issued before May 1, 2003 and Contract owners who purchased one or more of the Optional Features. It updates the example set out in the Appendix C to the Prospectus dated May 1, 2010. Appendix C sets out information about the Optional Features.
•	You invest $10,000 in a Contract with all three Optional Features (the highest possible charges) for the time periods indicated and your investment has a 5% annual return.

•	The annual contract maintenance fee ($30), the Separate Account annual expenses including all Optional Riders (2.25%), and the maximum Portfolio expenses (2.27%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$1,189	$2,243	$3,207	$6,177

We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$489	$1,543	$2,707	$6,177
Example 4: Contract with Optional Guaranteed Withdrawal Benefit Rider and Maximum Fund Operating Expenses
This example applies only to Contracts issued before June 1, 2009 when the optional guaranteed withdrawal benefit riders were included with Contracts. It updates the example set out in the Supplemental Prospectus dated May 1, 2010 for the Guaranteed Lifetime Withdrawal Benefit Rider and the Guaranteed Minimum Withdrawal Benefit Rider.
•	You invest $10,000 in a Contract for the time periods indicated and your investment has a 5% annual return.

•	You activate the Guaranteed Lifetime Withdrawal Benefit Rider with Spousal Continuation when you purchase your Contact and the maximum rider charge of 1.20% is incurred.

•	You allocate your purchase payment to the Ibbotson Conservative ETF Asset Allocation Portfolio for the period indicated, which is the Portfolio with the highest expenses (1.15%) among the underlying Portfolios in which the Designated Subaccounts invest.

•	The annual contract maintenance fee ($30) and the Separate Account annual expenses (1.40%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$1,115	$2,019	$2,829	$5,396

We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$415	$1,319	$2,329	$5396
Financial Information (Replacement Text)
The financial statements and report of the independent public accounting firm of the Separate Account accompany this supplement and are included in the Statement of Additional Information. The financial statements and report of the independent public accounting firm of the Company are included in the Statement of Additional Information.

Great American Benefit Choice Account (Replacement Text for Paragraphs in Death Benefit—Payment of Benefits Section)
If the beneficiary is an individual and the lump sum payment option is selected, we pay the death benefit by establishing an interest-bearing draft account for the beneficiary in the amount of the death benefit. This account is called the Great American Benefit Choice Account. We send the beneficiary a personalized “checkbook” for this account. The beneficiary may withdraw all or part of the money in this account at any time by writing a draft against the account. The servicing bank will process the draft by drawing funds from our general account.
The Great American Benefit Choice Account earns interest, which is compounded daily and credited monthly. We set the interest rate for this account. We review the rate periodically and we may change it at any time. We may make a profit on the money held in this account.
The Great American Benefit Choice Account is part of our general account. It is not a bank account, and it is not insured by the FDIC, NCUSIF, or any government agency. As part of our general account, it is subject to the claims of our creditors.
In some circumstances when a lump sum payment option is selected, we do not establish a draft account for the beneficiary.
•	If the death benefit is less than $5,000 or the beneficiary is a non-natural person such as a trust, estate or corporation, we pay the death benefit with a single check payable to the beneficiary.

•	If required by state law or regulations, we pay the death benefit with a single check payable to the beneficiary.
If the beneficiary elects to receive the death benefit as a lump sum payment, he/she should carefully read the current Great American Benefit Choice Account Disclosure and Agreement.
Federal Tax Matters—Tax Deferral On Annuities (Replacement Text)
Internal Revenue Code (“IRC”) Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when an Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Surrender Value, although the plan itself may provide a tax deferral to the participating employee.
Federal Tax Matters—Tax-Qualified Retirement Plans—Roth TSAs, Roth 401(k)s, and Roth 457(b)s (Replacement Text)
IRC Section 402A permits TSA plans, 401(k) plans, and governmental 457(b) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA plan, 401(k) plan, or governmental 457(b) plan are included in the employee’s taxable income as earned. Amounts attributable to Roth TSA, Roth 401(k), or Roth 457(b) contributions must be held in a separate account from amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions. Distributions from a Roth TSA, 401(k), or 457(b) account are considered to come proportionally from contributions and earnings. Distributions attributable to Roth account contributions are tax-free. Distributions attributable to Roth account earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1/2, become disabled, or died. A Roth TSA, Roth 401(k), or Roth 457(b) account is subject to the same distribution restrictions that apply to other amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.

Federal Tax Matters—Summary of Income Tax Rules (Replacement Text)
The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other Contracts.

Nonqualified Deferred
	Tax-Qualified Contracts and Plans	Compensation Plans	Other Annuity Contracts
Plan Types	▪ IRC §408 (IRA, SEP, SIMPLE IRA)	▪ IRC §409A ▪ IRC §457 (Nongovernmental	IRC §72 only
	▪ IRC §408A (Roth IRA)	§457(b) and §457(f))
▪ IRC §403(b) (Tax-Sheltered Annuity)
▪ IRC §401 (Pension, Profit—Sharing, 401(k))
▪ IRC §457(b) (Governmental §457(b))
▪ IRC §402A (Roth TSA, Roth 401(k), or Roth 457(b))

Who May Purchase a Contract	Eligible employee, employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Anyone. Non-natural person will generally lose tax-deferred status.

Distribution Restrictions	Distributions from Contract or plan may be restricted to meet requirements of the Internal Revenue Code and/or terms of the retirement plan.		None.

Taxation of Surrenders and Lump Sum Death Benefit	Generally, 100% of distributions must be included in taxable income. However, the portion that represents an after-tax contributions or other “investment in the contract” is not taxable. Distributions from Roth IRA are deemed to come first from after-tax contributions. Distributions from other Contracts are generally deemed to come from investment in the contract on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.	Generally, distributions must be included in taxable income until all earnings are paid out. Thereafter, distributions are tax-free return of the “investment in the contract”.

However, distributions are tax-free until any contributions from before August 14, 1982 are returned.

Taxation of Annuitization Payments (annuity benefit or death benefit)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of after-tax “investment in the contract” (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax “investment in the contract” has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1/2	Taxable portion of payments made before age 59 1/2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans. Other exceptions may apply.	No penalty taxes.	Taxable portion of payments made before age 59 1/2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor on transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plan Contracts are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

How to Get Copies of Compliance Documents and How to Contact Us
Copies of Prospectuses and Statement of Additional Information
The most recent prospectus for The Commodore Helmsman is dated May 1, 2010 and was mailed or delivered electronically to our contract owners in 2010. Please contact us or visit our website if you would like a free copy of:
•	The Commodore Helmsman prospectus dated May 1, 2010 and related supplements;

•	The corresponding Statement of Additional Information dated May 1, 2010 and related supplements; or

•	A prospectus for any underlying Portfolio.
You should read the Portfolio prospectuses carefully before making any decision about transfers among the Subaccounts.
Copies of Company Financial Statements
Please contact us if you would like a free copy of the Company’s current financial statements.
Our Contact Information

Company Name:	Annuity Investors Life Insurance Company
Mailing Address:	P.O. Box 5423, Cincinnati OH 45201-5423
Service Center:	1.800.789.6771
Website:	www.gafri.com

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C
The Commodore Helmsman ®
The Commodore Majesty®
Individual Flexible Premium Deferred Annuities
Supplement Dated May 1, 2011 to Statement of Additional Dated May 1, 2010
The information set out below supplements the May 1, 2010 Statement of Additional
Information (“SAI”) of Annuity Investors Variable Account C.
2011 Replacement Text
Each section below replaces in its entirety the corresponding section or paragraphs in the May 1, 2010 Statement of Additional Information.
Experts (Replacement Text)
The financial statements of the Separate Account at December 31, 2010 and for each of the two years in the period then ended, and of the Company at December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010, appearing in this supplement to the Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, an independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202.
Underwriting Commissions Chart (Replacement Text for Commission Information in Distribution of the Contracts Section)
This chart sets out the aggregate dollar amount of underwriting commissions paid to, and the amount retained by, Great American Advisors®, Inc. (“GAA”) for each of the last three fiscal years. GAA is the principal underwriter for all variable annuity contracts issued by Variable Account A, Variable Account B and Variable Account C of Annuity Investors Life Insurance Company. Commission information is shown in the aggregate for all such contracts.

	2010	2009	2008
Commissions paid	$4.1 million	$5.3 million	$5.5 million
Commissions retained	$1.4 million	$2.0 million	$2.6 million
Additional Compensation Paid to Selected Selling Firms (Replacement Text for Last Paragraph in Distribution of the Contracts Section of SAI)
In 2010, the Company made payments, ranging from $1,500 to $50,000, to the following selling firms in connection with conference sponsorships: CUSO Financial Services, Financial Network Investment Corporation, Great American Advisors, Inc., GWN Securities, Inc., First Heartland Capital, Inc., Institutional Securities Corporation, Lincoln Investment Planning Inc., and Trustmont Financial Group, Inc.
Financial Statements (Replacement Text)
The audited financial statements of the Separate Account at December 31, 2010 and for each of the two years in the period then ended, and the Company’s audited financial statements at December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010, are included herein. Our financial statements included in this supplement to the Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

How to Get Copies of Compliance Documents and How to Contact Us
Copies of Prospectuses and Statement of Additional Information
The most recent prospectuses for The Commodore Helmsman and The Commodore Majesty are dated May 1, 2010 and were mailed or delivered electronically to our contract owners in 2010. Please contact us or visit our website if you would like a free copy of:
•	The Commodore Helmsman prospectus dated May 1, 2010 and related supplements;

•	The Commodore Majesty prospectus dated May 1, 2010 and related supplements;

•	The corresponding Statement of Additional Information dated May 1, 2010 and related supplements; or

•	A prospectus for any underlying Portfolio.
You should read the Portfolio prospectuses carefully before making any decision about transfers among the Subaccounts.
Copies of Financial Statements
The audited financial statements of the Separate Account and the Company’s audited financial statements (the “Financial Statements”) are not included in the electronic version of this supplement to the Statement of Additional Information. You may access an electronic version of the Financial Statements at the Securities and Exchange Commission’s Web site: http://www.sec.gov. The applicable registration number is 811-21095. To obtain a free paper copy of the Financial Statements, contact us at the address or phone number set out below.
Our Contact Information

Company Name:	Annuity Investors Life Insurance Company
Mailing Address:	P.O. Box 5423, Cincinnati OH 45201-5423
Service Center:	1.800.789.6771
Website:	www.gafri.com